PRUDENTIAL INVESTMENT PORTFOLIOS 2
PGIM Quant Solutions Commodity Strategies Fund
Supplement dated February 20, 2024 to the
Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information (SAI)
You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.
Effective immediately, the Fund’s diversification status is changing from non-diversified to diversified.
To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:
1.
The sections of the Summary Prospectus and Prospectus entitled “Non-Diversified Investment Company Risk” are hereby deleted.
2.
The last sentence of the fourth paragraph in the section of the Fund’s Summary Prospectus entitled “Investment, Risks and Performance – Principal Investment Strategies” and of the Prospectus entitled “Summary: PGIM Quant Solutions Commodity Strategies Fund – Investment, Risks and Performance – Principal Investment Strategies” is hereby deleted.
3.
The last sentence of the fifth paragraph in the section of the Fund’s Prospectus entitled “PGIM Quant Solutions Commodity Strategies Fund: Investments and Investment Strategies” is hereby deleted.
4.
The last sentence in the section of the SAI entitled “Fund Classification, Investment Objectives & Policies” is hereby revised as follows:
All of the Funds are classified as diversified funds.
5.
The section of the SAI entitled “Investment Restrictions – Diversification” is hereby revised as follows:
Each Fund is currently classified as a “diversified” fund under the 1940 Act. In general, this means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

LR1467